Intangible Assets - Summary of Intangible Assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ 1,441	R$ 2,720
Ending balance	1,157	1,441
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,441	2,720
Ending balance	R$ 1,157	R$ 1,441
Amortization rate (per year) - %	20.00%	20.00%
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ 23,723	R$ 21,908
Purchases	470	0
Foreign exchange variation of intangible assets abroad	597	1,815
Ending balance	24,790	23,723
Gross carrying amount [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	23,723	21,908
Purchases	470	0
Foreign exchange variation of intangible assets abroad	597	1,815
Ending balance	24,790	23,723
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(22,282)	(19,188)
Foreign exchange variation of intangible assets abroad	(611)	(1,808)
Annual amortization	(740)	(1,286)
Ending balance	(23,633)	(22,282)
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(22,282)	(19,188)
Foreign exchange variation of intangible assets abroad	(611)	(1,808)
Annual amortization	(740)	(1,286)
Ending balance	R$ (23,633)	R$ (22,282)